Share Based Compensation - Fair Value of Stock Options Using Black-Scholes Option Pricing Model (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Inputs, Equity, Quantitative Information [Line Items]
Expected stock price volatility	60.20%	56.20%	51.00%
Risk-free interest rate	1.30%	2.40%	2.30%
Expected life of options (years)	6 years	6 years	6 years
Weighted average estimated fair value of options at grant date	$ 9.22	$ 10.11	$ 8.98